Submission	Feb. 10, 2026
Submission [Line Items]
Central Index Key	0001837532
Registrant Name	Apollo Debt Solutions BDC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A